UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    August 02, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104      16019       150400   X                        150400
Anadarko Petroleum       Common    032511107      10063       122500   X                        122500
Apache Corp              Common    037411105      26666       412790   X                        412790
BJ Services              Common    055482103       7767       148000   X                        148000
BP P.L.C.                Common    055622104       3359        53842   X                         53842
Bois d'Arc Energy        Common    09738U103      18728      1269700   X                       1269700
Burlington Resources     Common    122014103       1508        27300   X                         27300
Canadian Natural Resour  Common    136385101      21049       578600   X                        578600
Chesapeake Energy Corp   Common    165167107        367        16100   X                         16100
Chevron Corp             Common    166764100      44969       804172   X                        804172
Comstock Resources, Inc  Common    205768203       8078       319400   X                        319400
ConocoPhillips           Common    20825C104      49473       860558   X                        860558
Denbury Resources Inccm  Common    247916208       1002        25200   X                         25200
Devon Energy Corp        Common    25179M103      34695       684596   X                        684596
EOG Resources            Common    26875P101      16319       287300   X                        287300
Endeavour International  Common    29259G101        787       216800   X                        216800
Ensco International Inc  Common    26874Q100        240         6700   X                          6700
Exxon Mobil Corp         Common    30231G102     119016      2070925   X                       2070925
GlobalSantaFe Corp       Common    G3930E101       6714       164550   X                        164550
Grant Prideco, Inc.      Common    38821G101        212         8000   X                          8000
Halliburton Co           Common    406216101      27028       565200   X                        565200
Kerr McGee Corp          Common    492386107      10998       144121   X                        144121
Nabors Industries Ltd    Common    G6359F103      20077       331200   X                        331200
National-Oilwell Varco,  Common    637071101      22303       469144   X                        469144
Newfield Exploration Co  Common    651290108      11464       287400   X                        287400
Noble Corp               Common    G65422100      12800       208100   X                        208100
Noble Energy Inc         Common    655044105      14782       195400   X                        195400
Occidental Petroleum Co  Common    674599105      11863       154200   X                        154200
Patterson-UTI Energy In  Common    703481101        200         7200   X                          7200
Petrohawk Energy Corpcm  Common    716495106       3867       358100   X                        358100
Pride International Inc  Common    74153Q102        740        28800   X                         28800
Range Resouces Corp      Common    75281A109      11567       430000   X                        430000
Schlumberger LTD         Common    806857108      28891       380450   X                        380450
Southern Union Company   Common    844030106      11227       457300   X                        457300
Spinnaker Exploration C  Common    84855W109       4230       119200   X                        119200
Talisman Energy, Inc     Common    87425E103      19161       510000   X                        510000
Transocean Inc           Common    G90078109        216         4000   X                          4000
Unocal Corp              Common    915289102      21493       330400   X                        330400
Willbros Group, Inc.     Common    969199108      15146      1057653   X                       1057653
Williams Companies       Common    969457100       5226       275050   X                        275050
XTO Energy Inc           Common    98385X106       7233       212800   X                        212800

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   41

Form 13F Information Table Value Total:  647,544